Marketable securities (Details) - Schedule of Marketable Securities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost Total	$ 132,694	$ 67,546
Gross unrealized gains Total	2	133
Gross unrealized losses Total	(414)	(127)
Fair value	132,282	67,552
Corporate bond [Member]
Marketable Securities [Line Items]
Amortized cost Total	48,648	18,521
Gross unrealized gains Total		57
Gross unrealized losses Total	(209)	(29)
Fair value	48,439	18,549
Agency bond [Member]
Marketable Securities [Line Items]
Amortized cost Total	58,714	40,487
Gross unrealized gains Total	2	63
Gross unrealized losses Total	(161)	(64)
Fair value	58,555	40,486
Treasury bills [Member]
Marketable Securities [Line Items]
Amortized cost Total	10,029
Gross unrealized gains Total
Gross unrealized losses Total	(1)
Fair value	10,028
US Government [Member]
Marketable Securities [Line Items]
Amortized cost Total	15,303	8,538
Gross unrealized gains Total		13
Gross unrealized losses Total	(43)	(34)
Fair value	$ 15,260	$ 8,517